Disposal of a Subsidiary - Summary of Disposal of a Subsidiary (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net assets disposed of:
Inventory	¥ 1
Trade receivables	2
Cash and cash equivalents	11
Trade payables	(2)
Other payables and accruals	(12)
Net assets	0
Gain on disposal of a subsidiary	0	¥ 1,754
Cash	¥ 0